PowerShares VRDO Tax-Free Weekly Portfolio (Prospectus Summary): | PowerShares VRDO Tax-Free Weekly Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 19, 2011 TO THE PROSPECTUS DATED FEBRUARY 28, 2011 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield ® Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Please Retain This Supplement For Future Reference.

Effective immediately, on page 49 of the Prospectus, the following sentence is added as a second paragraph under the section "Non-Correlation Risk":
In addition to the above, the Fund's correlation to its Underlying Index may be adversely affected by a low yield environment.